Stock-Based Compensation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation
Stock-based compensation expense	$ 26,399	$ 13,779	$ 31,242
Amortization period	4 years
Stock compensation expenses related to the grants	$ 26,400	13,800	4,100
Alibaba
Stock-based compensation
Stock-based compensation expense			27,100
Cost of revenues
Stock-based compensation
Stock-based compensation expense	1,196	755	4,253
Sales and marketing
Stock-based compensation
Stock-based compensation expense	3,209	1,583	6,150
Product development
Stock-based compensation
Stock-based compensation expense	10,210	4,392	9,209
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 11,784	$ 7,049	$ 11,630